Other Income/(Expense) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Schedule of Other Income/(Expense)

Other income/(expense) consisted of the following (in thousands):

	For the Year Ended	For the Year Ended
	December 31, 2021	December 31, 2022

Interest Expense, net	$—	$(1,243)
Gain/(loss) on Foreign Currency	(1)	5
Total other income/(expense)	$(1)	$(1,238)

Ocean Biomedical Inc [Member]
Statement [Line Items]
Schedule of Other Income Expenses

Other income/(expense) consisted of the following (in thousands):

	For the Three Months Ended	For the Three Months Ended
	March 31, 2023	March 31, 2022
Interest expense, including warrant issuances and amortization of debt issuance costs	$(1,543)	$(266)
Loss on stock issuance share consideration	(12,676)	—
Loss on extinguishment of debt	(13,595)	—
Transaction costs	(7,429)	—
Loss on Backstop Forward Purchase Agreement asset	(26,934)	—
Gain/(loss) on Foreign Currency	(1)	$1
Total other income/(expense)	$(62,178)	$(265)